                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Delta Partners LLC
            ------------------------------------------
Address:    One International Place Suite 2401
            ------------------------------------------
            Boston, MA
            ------------------------------------------
            02110
            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jerry Iacono
          --------------------------------------------
Title:    Account Manager
          --------------------------------------------
Phone:    212-713-9703
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jerry Iacono           NY, NY                                   2/14/07
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]


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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       1
                                              -----------------------

Form 13F Information Table Entry Total:                55
                                              -----------------------

Form 13F Information Table Value Total:           1,226,225,641.40
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

           1         28-10514                   Charles Jobson
         -----          ------------------      ------------------------

          [Repeat as necessary.]
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                           FORM 13F INFORMATION TABLE

COLUMN 1           COLUMN 2  COLUMN 3   COLUMN 4               COLUMN 5            COLUMN 6         COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT
NAME OF            TITLE OF              VALUE                 SHRS OR            DISCRETION          OTHER       VOTING AUTHORITY
 ISSUER             CLASS      CUSIP    [x$1000]               PRN AMT       SOLE   SHARED   OTHER   MANAGERS   SOLE  SHARED   OTHER
------------------------------------------------------------------------------------------------------------------------------------
BANCO
BRADESCO S A       COMMON    59460303         605,250.00      15,000.00 N               X                 1              15000
BOYD GAMING CORP   COMMON    103304101     80,456,967.00   1,775,700.00 N               X                 1             1775700
BALLY
TECHNOLOGIES INC   COMMON    05874B107     18,868,668.00   1,010,100.00 N               X                 1             1010100
CHINA UNICOM LTD   COMMON    16945R104        595,600.00      40,000.00 N               X                 1              40000
R G BARRY
CORP OHIO          COMMON    68798107         190,379.00      26,223.00 N               X                 1              26223
AMDOCS LIMITED     COMMON    G02602103        310,000.00       8,000.00 N               X                 1               8000
DRESSER RAND
GROUP INC          COMMON    261608103      3,670,500.00     150,000.00 N               X                 1              150000
DOLLAR THRIFTY
 AUTOMOTIVE        COMMON    256743105     31,064,971.00     681,100.00 N               X                 1              681100
W R GRACE &
CO-DEL NEW         COMMON    38388F108     63,744,120.00   3,219,400.00 N               X                 1             3219400
EMPRESAS ICA
SA DE CV SPON      COMMON    292448206        724,800.00      16,000.00 N               X                 1              16000
US AIRWAYS
GROUP INC          COMMON    90341W108    167,225,790.00   3,105,400.00 N               X                 1             3105400
LONGS DRUG
STORES CORP        COMMON    543162101     32,399,510.00     764,500.00 N               X                 1              764500
MASTERCARD INC     COMMON    57636Q104     40,341,504.00     409,600.00 N               X                 1              409600
MOBILE
TELESYSTEMS OJSC   COMMON    607409109        250,950.00       5,000.00 N               X                 1               5000
MANITOWOC CO INC   COMMON    563571108     17,829,000.00     300,000.00 N               X                 1              300000
MASISA S A NEW     COMMON    574800108        141,110.00      13,700.00 N               X                 1              13700
RTS REVLON INC
SUBSCRIPTIO        COMMON    761525138         17,716.40     354,328.00 N               X                 1              354328
COMPANHIA DE
SANEAMENTO         COMMON    20441A102        474,040.00      14,000.00 N               X                 1              14000
STEELCASE
INC-MICH CL A      COMMON    858155203     68,442,298.00   3,768,849.00 N               X                 1             3768849
***TELECOM
ARGENTINA STET-    COMMON    879273209        600,300.00      30,000.00 N               X                 1              30000
TRANSPORTADORA
DE GAS DEL         COMMON    893870204        611,235.00      76,500.00 N               X                 1              76500
***GRUPO
TELEVISA SA DE CV  COMMON    40049J206        324,120.00      12,000.00 N               X                 1              12000
WMS INDUSTRIES INC COMMON    929297109     28,023,954.00     803,900.00 N               X                 1              803900
FAMILYMEDS
GROUP INC          OTC EQ     9083486         597,256.00     218,775.00 N               X                 1              218775
WTS FAMILYMEDS
10/2/2010 R        OTC EQ     9P05653         118,375.00     125,000.00 N               X                 1              125000
ACTEL CORP         OTC EQ     4934105      37,529,874.00   2,066,623.00 N               X                 1             2066623
AFC
ENTERPRISES INC    OTC EQ    00104Q107     68,905,932.00   3,899,600.00 N               X                 1             3899600
ASPEN
TECHNOLOGY INC     OTC EQ    45327103      10,670,247.00     968,262.00 N               X                 1              968262

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
CAREER
EDUCATION CORP     OTC EQ    141665109    114,582,720.00   4,624,000.00 N               X                 1             4624000
AMERICAS
CAR MART INC       OTC EQ    03062T105      3,395,518.00     286,300.00 N               X                 1              286300
BAUER EDDIE
 HLDGS INC         OTC EQ    71625107       3,896,298.00     430,055.00 N               X                 1              430055
FIRST
MARBLEHEAD CORP    OTC EQ    320771108    316,136,588.00   5,784,750.00 N               X                 1             5784750
FAMILYMEDS
GROUP INC          OTC EQ    30706T209        312,055.00     114,306.00 N               X                 1              114306
GRUPO
FINANCIERO
GALICIA S          OTC EQ    399909100        286,800.00      30,000.00 N               X                 1              30000
GEOMET INC
DEL COM            OTC EQ    37250U201        752,513.00      72,357.00 N               X                 1              72357
GAMETECH
INTERNATIONAL INC  OTC EQ    36466D102     11,850,616.00     988,375.00 N               X                 1              988375
KAISER
ALUMINUM CORP NEW  OTC EQ    483007704      2,815,626.00      50,297.00 N               X                 1              50297
MAGNA
ENTERTAINMENT CORP OTC EQ    559211107     15,936,559.00   3,533,605.00 N               X                 1             3533605
MRV
COMMUNICATIONS INC OTC EQ    553477100      2,567,236.00     725,208.00 N               X                 1              725208
NATURES
SUNSHINE PRODUCTS  OTC EQ    639027101     25,169,101.00   2,178,200.00 N               X                 1             2178200
GRUPO
AEROPORTUARIO
DEL CE OPTIMAL     OTC EQ    400501102        445,200.00      20,000.00 N               X                 1              20000
GROUP INC CL A     OTC EQ    68388R208      8,472,800.00     890,000.00 N               X                 1              890000
PROGRESSIVE
GAMING INTL CO     OTC EQ    74332S102     30,004,621.00   3,308,117.00 N               X                 1             3308117
TASER
INTERNATIONAL INC  OTC EQ    87651B104        585,970.00      77,000.00 N               X                 1              77000
THERMADYNE
HOLDINGS CORP N    OTC EQ    883435307      8,672,400.00     876,000.00 N               X                 1              876000
TWEETER
HOME ENTMT GROUP I OTC EQ    901167106      1,205,432.00     568,600.00 N               X                 1              568600
WEBZEN INC         OTC EQ    94846M102      3,337,999.00     860,309.00 N               X                 1              860309
***CRESUD
S A C I F Y A      OTC EQ    226406106        174,023.00      10,100.00 N               X                 1              10100
BANCO ITAU
HLDG FINANCEIRA    COMMON    59602201         361,500.00      10,000.00 N               X                 1              10000
TELE NORT LESTE    COMMON    879246106        447,600.00      30,000.00 N               X                 1              30000
ISHARES
BRAZ JUN 040       PUT OP      EWZRH           24,500.00         200.00 N               X                 1               200
ISHARES
BRAZ MAR 040       PUT OP      EWZOH            6,000.00         200.00 N               X                 1               200
ISHARES
MSCI MAR 070       PUT OP      EFAOR            6,000.00         100.00 N               X                 1               100
ISH EMG
MKT MAR 105        PUT OP      EEMOA           37,000.00         200.00 N               X                 1               200
ISH EMG
MKT JAN 105        PUT OP      EEMMA            8,500.00         200.00 N               X                 1               200
                                        1,226,225,641.40  49,346,039.00